Summary of Land, Buildings, Equipment, and Other Depreciable Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 10,136
Balance at end of year	9,181	$ 10,136
Balance at end of year	5,011	5,317
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,972	8,642
Additions	691	915
Disposals	(323)	(238)
Fully depreciated assets	(329)	(223)
Foreign currency translation adjustments and other	(464)	(124)
Balance at end of year	8,547	8,972
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,655	3,444
Depreciation charge for the year	669	677
Disposals	(313)	(180)
Impairment losses	54	56
Fully depreciated assets	(329)	(223)
Foreign currency translation adjustments and other	(200)	(119)
Balance at end of year	3,536	3,655
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,924
Balance at end of year	1,656	1,924
Balance at end of year	876	968
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	968	987
Additions	2	1
Disposals	(1)	(1)
Foreign currency translation adjustments and other	(93)	(19)
Balance at end of year	876	968
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,340
Balance at end of year	4,783	5,340
Balance at end of year	1,447	1,519
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,495	2,510
Additions	144	152
Disposals	(87)	(16)
Fully depreciated assets	(27)	(44)
Foreign currency translation adjustments and other	(171)	(107)
Balance at end of year	2,354	2,495
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	976	939
Depreciation charge for the year	103	179
Disposals	(84)	(28)
Impairment losses	54	53
Fully depreciated assets	(27)	(44)
Foreign currency translation adjustments and other	(115)	(123)
Balance at end of year	907	976
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	471
Balance at end of year	497	471
Balance at end of year	443	429
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	803	732
Additions	179	233
Disposals	(31)	(76)
Fully depreciated assets	(126)	(90)
Foreign currency translation adjustments and other	(7)	4
Balance at end of year	818	803
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	374	355
Depreciation charge for the year	157	172
Disposals	(28)	(48)
Impairment losses		3
Fully depreciated assets	(126)	(90)
Foreign currency translation adjustments and other	(2)	(18)
Balance at end of year	375	374
Furniture fixtures, and other depreciable assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	677
Balance at end of year	621	677
Balance at end of year	621	677
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,396	1,351
Additions	131	149
Disposals	(67)	(74)
Fully depreciated assets	(68)	(20)
Foreign currency translation adjustments and other	(50)	(10)
Balance at end of year	1,342	1,396
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	719	648
Depreciation charge for the year	153	156
Disposals	(66)	(62)
Fully depreciated assets	(68)	(20)
Foreign currency translation adjustments and other	(17)	(3)
Balance at end of year	721	719
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,724
Balance at end of year	1,624	1,724
Balance at end of year	1,624	1,724
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,310	3,062
Additions	235	380
Disposals	(137)	(71)
Fully depreciated assets	(108)	(69)
Foreign currency translation adjustments and other	(143)	8
Balance at end of year	3,157	3,310
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,586	1,502
Depreciation charge for the year	256	170
Disposals	(135)	(42)
Fully depreciated assets	(108)	(69)
Foreign currency translation adjustments and other	(66)	25
Balance at end of year	$ 1,533	$ 1,586